UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akela Capital LLC

Address:  1001 Winstead Drive, Suite 455
          Cary, North Carolina 27513

13F File Number: 28-10861

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony B. Bosco
Title:  Managing Member
Phone:  (919) 678-9006

Signature, Place and Date of Signing:

/s/ Anthony B. Bosco           Cary, North Carolina           November 14, 2005
-----------------------     --------------------------      --------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total: $153,549
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                   Name
--------------------                   ----
28-10862                               Akela Capital Master Fund, Ltd.

                                                       PORTFOLIO APPRAISAL
                                                 Akela Capital Master Fund, Ltd.
                                                           Consolidated
                                                            30-Sep-04
                                                               13F

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          COLUMN 1               COL 2            COLUMN 3   COLUMN 4          COLUMN 5       COL 6    COL 7          COL 8
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                               TITLE                                                                            VOTING AUTHORITY
                               OF                            VALUE      SHRS OR   SH/  PUT/   INVSTMT  OTHER     ----------------
       NAME OF ISSUER          CLASS              CUSIP      X$1000)    PRN AMT   PRN  CALL   DSCRTN   MNGRS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BELL MICRO PRODUCTS INC         NOTE 3.750% 3/0    078137ac0   2,398    2,180,000  PRN         DEFINED   1      SOLE
CAPITAL AUTOMOTIVE REIT         NOTE 6.000% 5/11   139733AB5  10,879   10,000,000  PRN         DEFINED   1      SOLE
CITABEL BROADCASTING CORP       NOTE 1.875% 2/1    17285TAB2   5,867    7,500,000  SH          DEFINED   1      SOLE
COMCAST HOLDINGS CORP           ZONES CV 2% PCS    200300507   8,045      198,000  SH          DEFINED   1      SOLE
CONTINENTAL AIRLS INC           NOTE 5.000% 6/1    210795PJ3   2,506    3,500,000  PRN         DEFINED   1      SOLE
GENCORP INC                     SDCV 2.250% 11/1   368682AL4   7,657    7,000,000  PRN         DEFINED   1      SOLE
GENERAL MTRS CORP               DEB SR CV C 33     370442717  19,697    1,000,000  PRN         DEFINED   1      SOLE
GENERAL MTRS CORP               DEB SR CONV B      370442733   8,585      495,000  SH          DEFINED   1      SOLE
HUMAN GENONE SCIENCES INC       NOTE 2.250% 10/1   444903AK4   9,113    8,500,000  SH          DEFINED   1      SOLE
INCYTE CORP                     NOTE 3.500% 2/11   45337CAE2   3,780    5,000,000  PRN         DEFINED   1      SOLE
KULICKE & SOFFA INDS INC        NOTE 1.00% 6/3     501242AP6   8,180   10,750,000  PRN         DEFINED   1      SOLE
LIBERTY MEDIA CORP NEW          DEB 0.750% 3/3     530718AF2  12,235   11,000,000  PRN         DEFINED   1      SOLE
LIONS GATE ENTMNT CORP          NOTE 2.938% 10/1   535919AF1   5,685    5,500,000  PRN         DEFINED   1      SOLE
LUCENT TECHNOLOGIES             COM                549463107   5,025    1,546,000  SH   PUT    DEFINED   1      SOLE
MESA AIR GROUP INC              NOTE 2.482% 6/1    590479AB7   7,759   20,028,000  PRN         DEFINED   1      SOLE
MESA AIR GROUP INC              NOTE 2.115% 2/1    590479AD3   2,129    5,000,000  PRN         DEFINED   1      SOLE
NCO GROUP INC                   NOTE 4.750% 4/1    628858AB8   3,999    4,000,000  PRN         DEFINED   1      SOLE
PRE-SCHULTZ INTERNATIONAL IN    NOTE 4.750% 11/2   69357CAA5   3,816    4,500,000  PRN         DEFINED   1      SOLE
QUANTA SVCS INC                 SDCV 4.500% 10/0   74762EAC6   5,152    4,000,000  PRN         DEFINED   1      SOLE
SCHOOL SPECIALTY INC            NOTE 3.750% 8/0    807863AE5   8,505    7,000,000  PRN         DEFINED   1      SOLE
TJX COS INC NEW                 NOTE 2/1           872540AL3   1,916    2,500,000  PRN         DEFINED   1      SOLE
UTSTARCOM INC                   NOTE 0.875% 3/0    918076AB6   1,600    2,000,000  PRN         DEFINED   1      SOLE
UTSTARCOM                       COM                918076100   3,485      426,500  SH   PUT    DEFINED   1      SOLE
WILSON GREAT BATCH TECHNOLOGI   SDCV 2.250% 6/1    972232AB8   5,536    6,000,000  PRN         DEFINED   1      SOLE

                                                            153,549   129,623,500



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